Stock-Based Compensation (Details)				1 Months Ended	12 Months Ended
	Nov. 30, 2023 shares	Apr. 28, 2023 shares	Aug. 31, 2022 ¥ / shares shares	Aug. 31, 2022 ¥ / shares shares	Apr. 30, 2024 JPY (¥) shares	Apr. 30, 2024 USD ($) shares	Aug. 31, 2022 $ / shares shares
Stock-Based Compensation [Line Items]
Stock options exercise term				10 years	10 years	10 years
Granted options			146	146			146
Exercise price per share | (per share)			¥ 1	¥ 1			$ 0
Exercisable shares of common stock					278	278
Fair value amount					¥ 448,883	$ 3,301
Dividend yield, percentage					0.00%	0.00%
Stock split description					On April 12, 2023, the Company’s board of directors approved a 600-for-one forward split of all its issued and outstanding shares of common stock, which was effected on April 28, 2023. After the stock split, the total number of authorized common stock increased to 52,142,400 shares.	On April 12, 2023, the Company’s board of directors approved a 600-for-one forward split of all its issued and outstanding shares of common stock, which was effected on April 28, 2023. After the stock split, the total number of authorized common stock increased to 52,142,400 shares.
Stock-based compensation					¥ 3,577,000	$ 23,000
Common Stock [Member]
Stock-Based Compensation [Line Items]
Exercisable shares of common stock	166,800	600	600
Common Stock [Member]
Stock-Based Compensation [Line Items]
Exercisable shares of common stock					166,800	166,800
Stock split description					Before a 600-for-one stock split was effectuated on April 28, 2023, one stock option was exercisable into one share of common stock. After the stock split, one stock option was adjusted to be exercisable into 600 shares of common stock.	Before a 600-for-one stock split was effectuated on April 28, 2023, one stock option was exercisable into one share of common stock. After the stock split, one stock option was adjusted to be exercisable into 600 shares of common stock.